Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries
			2015	2014
Notes and debentures[1]
	Interest Rates	Maturities[2]
	0.49% – 2.99%	2015 – 2022	$34,265	$22,127
	3.00% – 4.99%	2015 – 2046	54,678	31,516
	5.00% – 6.99%	2015 – 2095	31,140	23,260
	7.00% – 9.50%	2015 – 2097	5,805	6,153
Other			15	-
Fair value of interest rate swaps recorded in debt			109	125
			126,012	83,181
Unamortized (discount) premium - net			(842)	(1,549)
Unamortized issuance costs			(323)	(233)
Total notes and debentures			124,847	81,399
Capitalized leases			884	430
Other			416	-
Total long-term debt, including current maturities			126,147	81,829
Current maturities of long-term debt			(7,632)	(6,051)
Total long-term debt			$118,515	$75,778
[1]	Includes credit agreement borrowings.
[2]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

Debt Maturing Within One Year
	2015	2014
Current maturities of long-term debt	$7,632	$6,051
Bank borrowings[1]	4	5
Total	$7,636	$6,056
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments
	2016	2017	2018	2019	2020	Thereafter
Debt repayments[1]	$7,383	$7,789	$13,058	$7,863	$9,459	$83,891
Weighted-average interest rate	2.8%	2.3%	3.5%	3.9%	3.2%	4.8%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.